Transactions in Foreign Currency (Details)	12 Months Ended
	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PEN (S/)
Disclosure About The Transactions In Foreign Currency Abstract
Transactions in foreign currency, description	As of December 31, 2022 the exchange rates for transactions in United States dollars, published by this institution, were S/3.808 for purchase and S/3.820 for sale (S/3.975 for purchase and S/3.998 for sale as of December 31, 2021).	As of December 31, 2022 the exchange rates for transactions in United States dollars, published by this institution, were S/3.808 for purchase and S/3.820 for sale (S/3.975 for purchase and S/3.998 for sale as of December 31, 2021).
Amount of swap position		$ 132,000,000		$ 132,000,000
Amount of underlying liabilities		131,612,000		131,612,000
Derivative financial instruments		$ 388,000		$ 388,000
Net loss exchange difference amount (in Nuevos Soles) | S/	S/ 1,040,000		S/ 7,086,000		S/ 9,831,000